Equity Financing and the Debt Restructuring (Schedule of Debt Conversion) (Details) (2012 Plan [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	$ 783,715	$ 757,469
Class A Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Number of A Warrants	18,470,400	18,470,400
Value of Warrants	725,084	698,838
Class B Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	58,631	58,631
Common Stock [Member]
Equity Financing and Debt Restructuring [Line Items]
Common Shares Issued	28,416,000	28,416,000
Bridge Loan Conversion [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	33,944	32,807
Bridge Loan Conversion [Member] | Class A Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Number of A Warrants	800,000	800,000
Value of Warrants	31,405	30,268
Bridge Loan Conversion [Member] | Class B Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	2,539	2,539
Bridge Loan Conversion [Member] | Common Stock [Member]
Equity Financing and Debt Restructuring [Line Items]
Common Shares Issued	1,600,000	1,600,000
Equipment Finance Conversion [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	42,431	41,010
Equipment Finance Conversion [Member] | Class A Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Number of A Warrants	1,000,000	1,000,000
Value of Warrants	39,257	37,836
Equipment Finance Conversion [Member] | Class B Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	3,174	3,174
Equipment Finance Conversion [Member] | Common Stock [Member]
Equity Financing and Debt Restructuring [Line Items]
Common Shares Issued	2,000,000	2,000,000
Investors [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	526,482	508,851
Investors [Member] | Class A Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Number of A Warrants	12,408,000	12,408,000
Value of Warrants	487,095	469,464
Investors [Member] | Class B Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	39,387	39,387
Investors [Member] | Common Stock [Member]
Equity Financing and Debt Restructuring [Line Items]
Common Shares Issued	24,816,000	24,816,000
Agency [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	180,858	174,801
Agency [Member] | Class A Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Number of A Warrants	4,262,400	4,262,400
Value of Warrants	167,327	161,270
Agency [Member] | Class B Warrant [Member]
Equity Financing and Debt Restructuring [Line Items]
Value of Warrants	$ 13,531	$ 13,531
Agency [Member] | Common Stock [Member]
Equity Financing and Debt Restructuring [Line Items]
Common Shares Issued